Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	$ 14,968	$ 14,678
Accumulated depreciation	(8,571)	(8,197)
Net property, plant and equipment	6,397	6,481
Land and industrial buildings [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	3,075	3,056
Plant, machinery and equipment [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	7,959	7,857
Assets sold with buy-back commitment [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	3,021	2,775
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	131	191
Other [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	$ 782	$ 799